Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Repayment schedule [Abstract]
Project debt	$ 4,301,128	$ 4,319,260
Short-term project debt	$ 424,457	387,387
Chile PV 1 and PV2 [Member]
Repayment schedule [Abstract]
Percentage of ownership equity interest	35.00%
Short-term project debt	$ 71,000	71,000
Remainder of 2024 [Member]
Repayment schedule [Abstract]
Interest payment	53,218
Nominal repayment	281,403
Between January and March 2025 [Member]
Repayment schedule [Abstract]
Project debt	24,057
Between April and December 2025 [Member]
Repayment schedule [Abstract]
Project debt	296,592
2024 [Member]
Repayment schedule [Abstract]
Interest payment		15,215
Nominal repayment		305,087
2025/2026 [Member]
Repayment schedule [Abstract]
Project debt	348,409	325,303
2026/2027 [Member]
Repayment schedule [Abstract]
Project debt	496,184	352,495
2027/2028 [Member]
Repayment schedule [Abstract]
Project debt	458,392	499,968
2028 [Member]
Repayment schedule [Abstract]
Project debt		464,648
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 2,342,873	$ 2,356,544